CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 75,107	$ 67,356
Accounts receivable and accrued revenues	61,916	107,848
Capitalized voyage expenses	1,132	4,151
Prepaid expenses	3,920	4,846
Bunkers, lube oils and consumables	13,167	34,085
Total current assets	155,243	218,286
Non-current assets
Vessels and time charter contracts	1,499,103	1,589,444
Advances for vessel upgrades	21,306	11,652
Other property, plant and equipment	4,630	3,065
Investment in associate company	5,595	4,772
Total non-current assets	1,530,635	1,608,932
TOTAL ASSETS	1,685,877	1,827,218
Current liabilities
Accounts payable and accrued expenses	10,345	23,998
Derivative financial liabilities	9,137	4,320
Current portion long-term debt	18,263	100,385
Other current liabilities	655	605
Deferred shipping revenues	18,303	930
Total current liabilities	56,702	130,239
Non-current liabilities
Long-term debt	474,106	750,586
Derivative financial liabilities	16,939	11,279
Other non-current liabilities	3,620	2,664
Total non-current liabilities	494,665	764,530
TOTAL LIABILITIES	551,367	894,768
Equity
Common stock at par value	1,708	1,468
Additional paid-in capital	1,291,505	1,169,537
Accumulated deficit	(162,027)	(240,165)
Translation differences	47	73
Other reserves	3,266	1,531
Total equity attributable to the Company	1,134,499	932,444
Non-controlling interest	12	5
Total equity	1,134,510	932,449
TOTAL LIABILITIES AND EQUITY	$ 1,685,877	$ 1,827,218